INVESTMENTS – EQUITY SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Unrealized holding gain (loss) on equity securities	$ (255)	$ 234